Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 40,506	$ 31,875
Less: allowance for doubtful accounts	(2,223)	(845)	(758)
Accounts receivable, net	$ 38,283	$ 31,030